Document and Entity Information	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	MOSYS, INC.
Entity Central Index Key	0000890394
Current Fiscal Year End Date	--12-31
Trading Symbol	MOSY
Entity Emerging Growth Company	false
Entity Address, State or Province	CA
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity File Number	000-32929
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0291941
Entity Address, Address Line One	2309 Bering Dr.
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	418-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false